EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	$ 40,498,721	$ 38,121,725
Additions	2,045,210	2,611,996
Incidental revenues	(2,193,400)	(235,000)
Impairment loss	(18,787,830)
Exploration and evaluation asset held for sale	(10,000,000)
Tangible exploration and evaluation assets	11,562,701	40,498,721
North Kivu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	10,621,366	10,621,366
Additions	0	0
Incidental revenues	0	0
Impairment loss	(10,621,366)
Exploration and evaluation asset held for sale	0
Tangible exploration and evaluation assets	0	10,621,366
Ngayu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	17,898,367	17,707,547
Additions	268,097	190,820
Incidental revenues	0	0
Impairment loss	(8,166,464)
Exploration and evaluation asset held for sale	(10,000,000)
Tangible exploration and evaluation assets	0	17,898,367
Imbo [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	11,978,988	9,792,812
Additions	1,777,113	2,421,176
Incidental revenues	(2,193,400)	(235,000)
Impairment loss	0
Exploration and evaluation asset held for sale	0
Tangible exploration and evaluation assets	$ 11,562,701	$ 11,978,988